OTHER TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Other Than Income Tax Assets And Liabilities [Abstract]
Schedule of other taxes

	ASSETS
	2019	2018
Recoverable State VAT (ICMS) (i)	1,301,684	1,240,353
PIS and COFINS (ii)	2,736,009	215,860
Other	47,257	63,015
Total	4,084,950	1,519,228
Current	1,089,391	803,252
Non-current	2,995,559	715,976

	LIABILITIES
	2019	2018
State VAT (ICMS)	526,618	556,693
ICMS Convention No. 69/1998	220,467	34,113
PIS and COFINS (iii)	574,063	235,319
FUST/FUNTTEL/broadcasting fees (iv)	669,193	655,022
Other (v)	120,460	181,437
Total	2,110,801	1,662,584
Current	886,763	1,033,868
Non-current	1,224,038	628,716

(i)
Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.

(ii)
The Company and its subsidiaries filed legal proceedings to claim the right to deduct ICMS from the PIS and COFINS tax bases and the recovery of past unduly paid amounts, within the relevant statute of limitations.

In 2019, the 1
st
and 2
nd
Region Federal Courts (Brasília and Rio de Janeiro) issued final and unappealable decisions favorable to the Company on two of the three main lawsuits of the Company relating to the discussion about the non-levy
of PIS and COFINS on ICMS.
These credits were cleared for offset by the Federal Revenue Service between May and October 2019 so that the Company has been using them to pay federal taxes due since June 2019. The total amount of the credit was approximately R$3 billion, added to the three lawsuits.
(iii)	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
(iv)
The Company and its subsidiaries Telemar and Oi Móvel filed lawsuits to discuss the correct calculation of the contribution to the FUST and in the course of the lawsuits made escrow deposits to suspend its collection. These discussions are also being judged by higher courts and a possible transformation of the deposited amounts into definitive payments should not occur within two (2) years.

(v)	Consisting primarily of monetary corrections to suspended taxes and withholding tax on intragroup loans and interest on capital.